PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon Farm Drive

Greenwich CONNECTICUT 06831

203 869-3059

February 12, 2018

Securities and Exchange Commission

Washington, DC 20549

Re:	Value Line Capital Appreciation Fund, Inc. (formerly, Value Line Income and Growth Fund, Inc.) (the “Fund”) File No. 2-11153 Rule 497(j)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the most recent post-effective amendment to the Fund’s registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

Very truly yours,

/s/ Peter D. Lowenstein

Peter D. Lowenstein

Legal Counsel